Schedule of share based compensation expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 847,255	€ 739,884	€ 722,735
Unrecognized expense	1,404,415	907,683	1,639,082
Research and Development Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	116,532	73,392	35,164
Research and Development Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	39,800
General and Administrative Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	436,877	505,828	486,962
General and Administrative Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 254,046	€ 160,664	€ 200,609